March 10, 2020

BY EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Versus Capital Real Assets Fund LLC (File No. 333-236976) (the “Registrant”)

Ladies and Gentlemen:

On behalf of the Registrant, we are filing today through the EDGAR system a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the Registrant’s Statement of Additional Information, dated March 6, 2020, otherwise required to be filed under paragraph (c) of Rule 497, does not differ from that contained in the Form N-2 registration statement for the Registrant  (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on March 6, 2020 via EDGAR (Accession Number: 0001140361-20-005107).

Please direct any questions or comments to the attention of Sarah Clinton of Ropes & Gray LLP at (617) 951-7375.

Very truly yours,

/s/ Steve Andersen

cc:	David C. Sullivan, Ropes & Gray LLP
Sarah Clinton, Ropes & Gray LLP